Finance income and charges	6 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Finance income and charges	Finance income and charges

	Six months ended 31 December 2022	Six months ended 31 December 2021
	£ million	£ million
Interest income	86	61
Fair value gain on financial instruments	142	58
Total interest income	228	119
Interest charge on bank loans, bonds and overdrafts	(235)	(181)
Interest charge on leases	(8)	(5)
Fair value loss on financial instruments	(142)	(59)
Interest charge on other borrowings	(125)	(36)
Total interest charges	(510)	(281)
Net interest charges	(282)	(162)

Net finance income in respect of post employment plans in surplus	29	10
Hyperinflation adjustment in respect of Venezuela (a)	—	1
Total other finance income	29	11
Net finance charge in respect of post employment plans in deficit	(7)	(5)
Foreign exchange revaluation of monetary items in respect of Lebanon (a)	—	(2)
Unwinding of discounts	(5)	(6)
Interest charge in respect of direct and indirect tax	(17)	(8)
Change in financial liability (Level 3)	—	(7)
Hyperinflation adjustment in respect of Turkey (a)	(6)	—
Guarantee fees	(1)	—
Other finance charges	(3)	(1)
Total other finance charges	(39)	(29)
Net other finance charges	(10)	(18)
(a) Hyperinflation adjustment

The group applied hyperinflationary accounting for its operations in Turkey, Venezuela and Lebanon.
Turkey has been a hyperinflationary environment, the three-year cumulative inflation for the period ended 31 December 2022 exceeded 100%. Consequently, since March 2022, the group applies hyperinflationary accounting for its Turkish operation. The group’s consolidated financial statements for the six months ended 31 December 2022 include the results and financial position of its Turkish operations restated to the measuring unit current at the end of the period, with hyperinflationary gains and losses in respect of monetary items being reported in finance charges. The inflation rate used by the group is the official rate published by the Turkish Statistical Institute, TurkStat. The movement in the publicly available official price index for the six months ended 31 December 2022 was 15%.

Venezuela is a hyperinflationary economy where the government maintains a regime of strict currency controls with multiple foreign currency rate systems. The exchange rate used to translate the results of the group’s Venezuelan operations was VES/£ 1,540 for the six months ended 31 December 2022 (2021 – VES/£593). These rates reflect management’s estimate of the exchange rate considering inflation and the most appropriate official exchange rate. Movement in the price index for the six months ended 31 December 2022 was 105% (2021 – 158%). The inflation rate used by the group is provided by an independent valuer because no reliable, officially published rate is available for Venezuela.
The following table presents the contribution of the group’s Venezuelan operations to the consolidated income statement, cash flow statement and net assets for the six months ended 31 December 2022 and 31 December 2021 and with the amounts that would have resulted if the official reference exchange rate had been applied:

	Six months ended 31 December 2022		Six months ended 31 December 2021
	At estimated exchange rate	At official reference exchange rate	At estimated exchange rate	At official reference exchange rate
	1,540 VES/£	21 VES/£	593 VES/£	6 VES/£
	£ million	£ million	£ million	£ million
Net sales	—	7	—	8
Operating profit	—	2	—	2
Other finance income - hyperinflation adjustment	—	—	1	120
Net cash outflow from operating activities	—	(1)	—	(3)
Net assets	20	1,467	37	3,501

Sterling amounts presented at the official reference exchange rate are results of simple mathematical conversion.
The impact of hyperinflationary accounting for Lebanon was immaterial both in the current and comparative periods.